CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Revenues:
Company sales	$ 3,166,659	$ 2,904,746	$ 2,823,069
Franchise and other revenues	90,830	97,532	86,426
Total revenues	3,257,489	3,002,278	2,909,495
Operating Costs and Expenses:
Cost of sales	840,204	775,063	758,028
Restaurant labor	1,036,005	929,206	905,589
Restaurant expenses	762,663	703,334	686,314
Company restaurant expenses	2,638,872	2,407,603	2,349,931
Depreciation and amortization	156,368	145,242	136,081
General and administrative	127,593	133,467	132,094
Other gains and charges	17,180	4,764	49,224
Total operating costs and expenses	2,940,013	2,691,076	2,667,330
Operating income	317,476	311,202	242,165
Interest expense	32,574	29,006	28,091
Other, net	(1,485)	(2,081)	(2,214)
Income before provision for income taxes	286,387	284,277	216,288
Provision for income taxes	85,642	87,583	62,249
Net income	$ 200,745	$ 196,694	$ 154,039
Basic Net Income Per Share:
Basic net income per share (in dollars per share)	$ 3.47	$ 3.12	$ 2.33
Diluted Net Income Per Share:
Diluted net income per share (in dollars per share)	$ 3.42	$ 3.05	$ 2.26
Basic weighted average shares outstanding (in shares)	57,895	63,072	66,251
Diluted weighted average shares outstanding (in shares)	58,684	64,404	68,152
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$ (2,964)	$ (7,690)	$ (940)
Other comprehensive loss	(2,964)	(7,690)	(940)
Comprehensive income	$ 197,781	$ 189,004	$ 153,099
Dividends per share	$ 1.28	$ 1.12	$ 0.96